Share capital and Contributed Surplus - Disclosure of issued common shares (Details) $ in Millions			1 Months Ended	12 Months Ended
	Dec. 09, 2022 CAD ($)	Dec. 09, 2022 USD ($)	Jul. 21, 2023 shares	Sep. 30, 2025 CAD ($) shares	Sep. 30, 2024 CAD ($) shares	Sep. 30, 2023 CAD ($) shares
Share capital and Contributed Surplus
Beginning Balance (in shares) | shares				75,200	26,744	3,682
Outstanding amount, beginning of the period				$ 37,822,725	$ 33,379,110	$ 19,496,640
Less: share offering costs for the year				$ (3,237,953)	$ (1,033,393)	$ (3,152,794)
Ending Balance (in shares) | shares				1,396,321	75,200	26,744
Outstanding amount, end of the period				$ 47,003,991	$ 37,822,725	$ 33,379,110
U.S. IPO and Canadian Offerings
Share capital and Contributed Surplus
Issued common shares | shares						15,363
Amount						$ 13,675,120
Less: share offering costs for the year	$ (4,400,000)	$ (3.2)
Issued in private placement
Share capital and Contributed Surplus
Issued common shares | shares			7,343	50,248		7,343
Amount				$ 371,154		$ 3,050,316
Issued for debt settlements
Share capital and Contributed Surplus
Issued common shares | shares				5,669	222	267
Amount				$ 100,000	$ 97,615	$ 233,485
Issued for U.S. public offerings
Share capital and Contributed Surplus
Issued common shares | shares				676,894	39,761
Amount				$ 3,271,209	$ 3,608,154
Issued for conversion of share units
Share capital and Contributed Surplus
Issued common shares | shares						67
Amount						$ 529,504
Issued for exercise of warrants
Share capital and Contributed Surplus
Issued common shares | shares				588,310	8,473	17
Amount				$ 6,234,156	$ 1,771,239	$ 60,000
Issued for exercise of stock options
Share capital and Contributed Surplus
Issued common shares | shares						5
Amount						$ 5,836
Less: share offering costs for the year
Share capital and Contributed Surplus
Amount				$ (795,253)	$ (1,033,393)	$ (3,671,791)